Offerings - Offering: 1	Feb. 20, 2025 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 164,206,529.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-262987
Carry Forward Initial Effective Date	Feb. 22, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 18,096.00
Offering Note	In accordance with Rule 415(a)(6) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant is hereby including in this registration statement (the "Registration Statement") securities that were previously registered on the registration statement on Form S-3ASR, File No. 333-262987, filed with the SEC on February 24, 2022, pursuant to a prospectus supplement filed by the registrant on November 7, 2022, but that have not yet been sold by the registrant. Pursuant to Rule 415(a)(6), the fee previously paid by the registrant with respect to such unsold common shares continues to apply to such shares and no fees are due with respect to such shares. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall be deemed to cover any additional number of common shares as may be issued from time to time as a result of stock splits, stock dividends or similar transactions.